Note 4 - Loans Receivable - 10Q (Details) - Impaired Loans (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with a valuation allowance:
Unpaid Principal Balance	$ 8,267	$ 6,142	$ 11,381
Recorded Investment	6,357	4,577	8,088
Valuation Allowance	1,910	1,565	3,293
Impaired loans without a valuation allowance:
Unpaid Principal Balance	5,730	18,498	27,780
Recorded Investment	5,730	18,498	27,780
Total impaired loans	13,997	24,640	39,161
Total impaired loans	12,087	23,075	35,868
Total impaired loans	1,910	1,565	3,293
One-to-Four-Family Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	2,730	1,424	3,019
Recorded Investment	2,328	1,149	2,714
Valuation Allowance	402	275	305
Impaired loans without a valuation allowance:
Unpaid Principal Balance	3,389	6,718	10,066
Recorded Investment	3,389	6,718	10,066
Total impaired loans	402	275	305
Multifamily Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance			2,958
Recorded Investment			2,255
Valuation Allowance			703
Impaired loans without a valuation allowance:
Unpaid Principal Balance		3,459	5,175
Recorded Investment		3,459	5,175
Total impaired loans			703
Nonfarm Nonresidential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	3,256	3,596
Recorded Investment	2,215	2,817
Valuation Allowance	1,041	778
Impaired loans without a valuation allowance:
Unpaid Principal Balance	1,102	4,876
Recorded Investment	1,102	4,876
Total impaired loans	1,041	778
Construction and Land Development [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	2,275	737
Recorded Investment	1,814	607
Valuation Allowance	461	130
Impaired loans without a valuation allowance:
Unpaid Principal Balance	1,206	3,396
Recorded Investment	1,206	3,396
Total impaired loans	461	130
Commercial Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	1	380
Valuation Allowance	1	380
Impaired loans without a valuation allowance:
Unpaid Principal Balance	27	22	72
Recorded Investment	27	22	72
Total impaired loans	1	380
Consumer Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	5	5	70
Recorded Investment		4	25
Valuation Allowance	5	2	45
Impaired loans without a valuation allowance:
Unpaid Principal Balance	6	27	49
Recorded Investment	6	27	49
Total impaired loans	$ 5	$ 2	$ 45